Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
REVENUE, NET	$ 68,902,790	$ 41,813,266
Cost of revenue	67,055,200	40,105,106
GROSS PROFIT	1,847,590	1,708,160
Selling and marketing	26,008	28,543
General and administrative	1,217,009	972,784
(Reversal) allowance of credit loss	(8,169,151)	(2,016,645)
Reverse of impairment loss for other long-term assets	(4,460,000)
Total operating income	(11,386,134)	(1,015,318)
INCOME (LOSS) FROM OPERATIONS	13,233,724	2,723,478
Other (expenses) income:
Interest expenses, net	(139,863)	(140,288)
Gain on disposal of a subsidiary	1,469,649
Loss on fair value change on investment	(8,377,193)
Loss on fair value change on digital assets	(6,650,232)
Other income, net	686,090	114,843
Total other expenses, net	(13,011,549)	(25,445)
INCOME (LOSS) BEFORE INCOME TAX PROVISION	222,175	2,698,033
PROVISION FOR INCOME TAXES	26,578	139,982
NET INCOME	195,597	2,558,051
Less: net income (loss) attributable to non-controlling interests	(20,004)	17,372
NET INCOME (LOSS) ATTRIBUTABLE TO POP CULTURE GROUP CO., LTD SHAREHOLDERS	215,601	2,540,679
Foreign currency translation adjustment	1,118,811	(100,475)
COMPREHENSIVE INCOME	1,314,408	2,457,576
Less: comprehensive income (loss) attributable to non-controlling interest	(64,438)	16,990
COMPREHENSIVE INCOME ATTRIBUTABLE TO POP CULTURE GROUP CO., LTD SHAREHOLDERS	$ 1,378,846	$ 2,440,586
Net income per share
Basic (in Dollars per share)	$ 0	$ 0.21
Diluted (in Dollars per share)	$ 0	$ 0.21
Weighted average shares used in calculating net income per share
Basic (in Shares)	76,857,519	11,944,475
Diluted (in Shares)	76,857,519	11,944,475